Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000092087 | NVIDIA8200547
Holdings [Line Items]
Percent of Total Investments	6.10%
C000092087 | Microsoft8200538
Holdings [Line Items]
Percent of Total Investments	6.10%
C000092087 | Apple8200489
Holdings [Line Items]
Percent of Total Investments	6.00%
C000092087 | Amazon.com8200487
Holdings [Line Items]
Percent of Total Investments	5.10%
C000092087 | Meta Platforms8200535
Holdings [Line Items]
Percent of Total Investments	4.90%
C000092087 | Eli Lilly8200509
Holdings [Line Items]
Percent of Total Investments	3.70%
C000092087 | Uber Technologies8200572
Holdings [Line Items]
Percent of Total Investments	3.60%
C000092087 | Shopify8200562
Holdings [Line Items]
Percent of Total Investments	3.30%
C000092087 | Walt Disney8200580
Holdings [Line Items]
Percent of Total Investments	3.00%
C000092087 | Netflix8200541
Holdings [Line Items]
Percent of Total Investments	3.00%
C000092087 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000092087 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000092087 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000092087 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000092087 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000092087 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000092087 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000092087 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000092088 | NVIDIA8200547
Holdings [Line Items]
Percent of Total Investments	6.10%
C000092088 | Microsoft8200538
Holdings [Line Items]
Percent of Total Investments	6.10%
C000092088 | Apple8200489
Holdings [Line Items]
Percent of Total Investments	6.00%
C000092088 | Amazon.com8200487
Holdings [Line Items]
Percent of Total Investments	5.10%
C000092088 | Meta Platforms8200535
Holdings [Line Items]
Percent of Total Investments	4.90%
C000092088 | Eli Lilly8200509
Holdings [Line Items]
Percent of Total Investments	3.70%
C000092088 | Uber Technologies8200572
Holdings [Line Items]
Percent of Total Investments	3.60%
C000092088 | Shopify8200562
Holdings [Line Items]
Percent of Total Investments	3.30%
C000092088 | Walt Disney8200580
Holdings [Line Items]
Percent of Total Investments	3.00%
C000092088 | Netflix8200541
Holdings [Line Items]
Percent of Total Investments	3.00%
C000092088 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000092088 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000092088 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000092088 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000092088 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000092088 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000092088 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000092088 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000092090 | Meta Platforms8200619
Holdings [Line Items]
Percent of Total Investments	8.40%
C000092090 | Alphabet8200601
Holdings [Line Items]
Percent of Total Investments	7.50%
C000092090 | Taiwan Semiconductor Manufacturing8200598
Holdings [Line Items]
Percent of Total Investments	7.30%
C000092090 | Apple8200605
Holdings [Line Items]
Percent of Total Investments	7.10%
C000092090 | PayPal Holdings8200635
Holdings [Line Items]
Percent of Total Investments	7.00%
C000092090 | Visa8200655
Holdings [Line Items]
Percent of Total Investments	6.20%
C000092090 | UnitedHealth Group8200652
Holdings [Line Items]
Percent of Total Investments	6.10%
C000092090 | Motorola Solutions8200626
Holdings [Line Items]
Percent of Total Investments	5.00%
C000092090 | Microsoft8200623
Holdings [Line Items]
Percent of Total Investments	5.00%
C000092090 | Tractor Supply8200649
Holdings [Line Items]
Percent of Total Investments	4.90%
C000092090 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000092090 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000092090 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000092090 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000092090 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000092090 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000092090 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092091 | Meta Platforms8200619
Holdings [Line Items]
Percent of Total Investments	8.40%
C000092091 | Alphabet8200601
Holdings [Line Items]
Percent of Total Investments	7.50%
C000092091 | Taiwan Semiconductor Manufacturing8200598
Holdings [Line Items]
Percent of Total Investments	7.30%
C000092091 | Apple8200605
Holdings [Line Items]
Percent of Total Investments	7.10%
C000092091 | PayPal Holdings8200635
Holdings [Line Items]
Percent of Total Investments	7.00%
C000092091 | Visa8200655
Holdings [Line Items]
Percent of Total Investments	6.20%
C000092091 | UnitedHealth Group8200652
Holdings [Line Items]
Percent of Total Investments	6.10%
C000092091 | Motorola Solutions8200626
Holdings [Line Items]
Percent of Total Investments	5.00%
C000092091 | Microsoft8200623
Holdings [Line Items]
Percent of Total Investments	5.00%
C000092091 | Tractor Supply8200649
Holdings [Line Items]
Percent of Total Investments	4.90%
C000092091 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000092091 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000092091 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000092091 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000092091 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000092091 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000092091 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000092096 | Aethon United BR8200695
Holdings [Line Items]
Percent of Total Investments	4.50%
C000092096 | CrownRock8200716
Holdings [Line Items]
Percent of Total Investments	4.50%
C000092096 | Tallgrass Energy Partners8200783
Holdings [Line Items]
Percent of Total Investments	4.40%
C000092096 | CD&R Smokey Buyer8200707
Holdings [Line Items]
Percent of Total Investments	3.70%
C000092096 | LABL8200751
Holdings [Line Items]
Percent of Total Investments	3.70%
C000092096 | Connect Finco S.AR.L8200842
Holdings [Line Items]
Percent of Total Investments	3.40%
C000092096 | JPMorgan Chase8200747
Holdings [Line Items]
Percent of Total Investments	3.10%
C000092096 | Ford Motor Credit8200728
Holdings [Line Items]
Percent of Total Investments	3.10%
C000092096 | Golar LNG8200672
Holdings [Line Items]
Percent of Total Investments	3.00%
C000092096 | Delta Air Lines8200722
Holdings [Line Items]
Percent of Total Investments	2.90%
C000092096 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000092096 | Special Purpose Acquisition Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000092096 | Bank Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092096 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000092096 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000092097 | Aethon United BR8200695
Holdings [Line Items]
Percent of Total Investments	4.50%
C000092097 | CrownRock8200716
Holdings [Line Items]
Percent of Total Investments	4.50%
C000092097 | Tallgrass Energy Partners8200783
Holdings [Line Items]
Percent of Total Investments	4.40%
C000092097 | CD&R Smokey Buyer8200707
Holdings [Line Items]
Percent of Total Investments	3.70%
C000092097 | LABL8200751
Holdings [Line Items]
Percent of Total Investments	3.70%
C000092097 | Connect Finco S.AR.L8200842
Holdings [Line Items]
Percent of Total Investments	3.40%
C000092097 | JPMorgan Chase8200747
Holdings [Line Items]
Percent of Total Investments	3.10%
C000092097 | Ford Motor Credit8200728
Holdings [Line Items]
Percent of Total Investments	3.10%
C000092097 | Golar LNG8200672
Holdings [Line Items]
Percent of Total Investments	3.00%
C000092097 | Delta Air Lines8200722
Holdings [Line Items]
Percent of Total Investments	2.90%
C000092097 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000092097 | Special Purpose Acquisition Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000092097 | Bank Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000092097 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000092097 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000111378 | Microsoft8201195
Holdings [Line Items]
Percent of Total Investments	6.70%
C000111378 | Apple8201142
Holdings [Line Items]
Percent of Total Investments	5.80%
C000111378 | Amazon.com8201140
Holdings [Line Items]
Percent of Total Investments	4.40%
C000111378 | Meta Platforms8201192
Holdings [Line Items]
Percent of Total Investments	4.30%
C000111378 | Uber Technologies8201226
Holdings [Line Items]
Percent of Total Investments	3.30%
C000111378 | Shopify8201217
Holdings [Line Items]
Percent of Total Investments	3.00%
C000111378 | Netflix8201198
Holdings [Line Items]
Percent of Total Investments	3.00%
C000111378 | Walt Disney8201234
Holdings [Line Items]
Percent of Total Investments	2.90%
C000111378 | Blackstone8201152
Holdings [Line Items]
Percent of Total Investments	2.70%
C000111378 | Booking Holdings8201155
Holdings [Line Items]
Percent of Total Investments	2.60%
C000111378 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000111378 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000111378 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000111378 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000111378 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000111378 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000111378 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000111378 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000111378 | Other
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000111377 | Microsoft8201195
Holdings [Line Items]
Percent of Total Investments	6.70%
C000111377 | Apple8201142
Holdings [Line Items]
Percent of Total Investments	5.80%
C000111377 | Amazon.com8201140
Holdings [Line Items]
Percent of Total Investments	4.40%
C000111377 | Meta Platforms8201192
Holdings [Line Items]
Percent of Total Investments	4.30%
C000111377 | Uber Technologies8201226
Holdings [Line Items]
Percent of Total Investments	3.30%
C000111377 | Shopify8201217
Holdings [Line Items]
Percent of Total Investments	3.00%
C000111377 | Netflix8201198
Holdings [Line Items]
Percent of Total Investments	3.00%
C000111377 | Walt Disney8201234
Holdings [Line Items]
Percent of Total Investments	2.90%
C000111377 | Blackstone8201152
Holdings [Line Items]
Percent of Total Investments	2.70%
C000111377 | Booking Holdings8201155
Holdings [Line Items]
Percent of Total Investments	2.60%
C000111377 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000111377 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000111377 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000111377 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000111377 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000111377 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000111377 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000111377 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000111377 | Other
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000205367 | BX Commercial Mortgage Trust8201286
Holdings [Line Items]
Percent of Total Investments	6.30%
C000205367 | ARES Commercial Mortgage Trust8201251
Holdings [Line Items]
Percent of Total Investments	6.10%
C000205367 | ARES Commercial Mortgage Trust8201254
Holdings [Line Items]
Percent of Total Investments	6.10%
C000205367 | BX Trust8201304
Holdings [Line Items]
Percent of Total Investments	6.00%
C000205367 | ILPT Commercial Mortgage Trust8201307
Holdings [Line Items]
Percent of Total Investments	5.90%
C000205367 | BX Commercial Mortgage Trust8201289
Holdings [Line Items]
Percent of Total Investments	5.80%
C000205367 | BX Trust8201299
Holdings [Line Items]
Percent of Total Investments	5.20%
C000205367 | BX Trust8201293
Holdings [Line Items]
Percent of Total Investments	5.10%
C000205367 | MHP8201323
Holdings [Line Items]
Percent of Total Investments	4.50%
C000205367 | BX Commercial Mortgage Trust8201268
Holdings [Line Items]
Percent of Total Investments	4.50%
C000205367 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000205366 | BX Commercial Mortgage Trust8201286
Holdings [Line Items]
Percent of Total Investments	6.30%
C000205366 | ARES Commercial Mortgage Trust8201251
Holdings [Line Items]
Percent of Total Investments	6.10%
C000205366 | ARES Commercial Mortgage Trust8201254
Holdings [Line Items]
Percent of Total Investments	6.10%
C000205366 | BX Trust8201304
Holdings [Line Items]
Percent of Total Investments	6.00%
C000205366 | ILPT Commercial Mortgage Trust8201307
Holdings [Line Items]
Percent of Total Investments	5.90%
C000205366 | BX Commercial Mortgage Trust8201289
Holdings [Line Items]
Percent of Total Investments	5.80%
C000205366 | BX Trust8201299
Holdings [Line Items]
Percent of Total Investments	5.20%
C000205366 | BX Trust8201293
Holdings [Line Items]
Percent of Total Investments	5.10%
C000205366 | MHP8201323
Holdings [Line Items]
Percent of Total Investments	4.50%
C000205366 | BX Commercial Mortgage Trust8201268
Holdings [Line Items]
Percent of Total Investments	4.50%
C000205366 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000242920 | Astronics8201377
Holdings [Line Items]
Percent of Total Investments	3.90%
C000242920 | TransMedics Group8201502
Holdings [Line Items]
Percent of Total Investments	3.80%
C000242920 | FTAI Aviation8201413
Holdings [Line Items]
Percent of Total Investments	3.70%
C000242920 | Tandem Diabetes Care8201500
Holdings [Line Items]
Percent of Total Investments	3.60%
C000242920 | Verra Mobility8201519
Holdings [Line Items]
Percent of Total Investments	3.50%
C000242920 | Saia8201485
Holdings [Line Items]
Percent of Total Investments	3.50%
C000242920 | Kinsale Capital Group8201428
Holdings [Line Items]
Percent of Total Investments	3.40%
C000242920 | RBC Bearings8201479
Holdings [Line Items]
Percent of Total Investments	2.90%
C000242920 | Natera8201450
Holdings [Line Items]
Percent of Total Investments	2.80%
C000242920 | Hexcel8201425
Holdings [Line Items]
Percent of Total Investments	2.70%
C000242920 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242920 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000242920 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000242920 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000242920 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000242920 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000242920 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000242920 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000242919 | Astronics8201377
Holdings [Line Items]
Percent of Total Investments	3.90%
C000242919 | TransMedics Group8201502
Holdings [Line Items]
Percent of Total Investments	3.80%
C000242919 | FTAI Aviation8201413
Holdings [Line Items]
Percent of Total Investments	3.70%
C000242919 | Tandem Diabetes Care8201500
Holdings [Line Items]
Percent of Total Investments	3.60%
C000242919 | Verra Mobility8201519
Holdings [Line Items]
Percent of Total Investments	3.50%
C000242919 | Saia8201485
Holdings [Line Items]
Percent of Total Investments	3.50%
C000242919 | Kinsale Capital Group8201428
Holdings [Line Items]
Percent of Total Investments	3.40%
C000242919 | RBC Bearings8201479
Holdings [Line Items]
Percent of Total Investments	2.90%
C000242919 | Natera8201450
Holdings [Line Items]
Percent of Total Investments	2.80%
C000242919 | Hexcel8201425
Holdings [Line Items]
Percent of Total Investments	2.70%
C000242919 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000242919 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000242919 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000242919 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000242919 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000242919 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000242919 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000242919 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000247130 | Microsoft8201601
Holdings [Line Items]
Percent of Total Investments	9.90%
C000247130 | NVIDIA8201611
Holdings [Line Items]
Percent of Total Investments	9.20%
C000247130 | Apple8201554
Holdings [Line Items]
Percent of Total Investments	8.40%
C000247130 | Amazon.com8201551
Holdings [Line Items]
Percent of Total Investments	5.40%
C000247130 | Alphabet8201548
Holdings [Line Items]
Percent of Total Investments	5.00%
C000247130 | Meta Platforms8201599
Holdings [Line Items]
Percent of Total Investments	4.40%
C000247130 | Advanced Micro Devices8201546
Holdings [Line Items]
Percent of Total Investments	3.30%
C000247130 | Eli Lilly8201582
Holdings [Line Items]
Percent of Total Investments	3.20%
C000247130 | Old Dominion Freight Line8201613
Holdings [Line Items]
Percent of Total Investments	3.10%
C000247130 | Costco Wholesale8201571
Holdings [Line Items]
Percent of Total Investments	2.90%
C000247130 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000247130 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000247130 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000247130 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000247130 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000247130 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000247130 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000247130 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000247129 | Microsoft8201601
Holdings [Line Items]
Percent of Total Investments	9.90%
C000247129 | NVIDIA8201611
Holdings [Line Items]
Percent of Total Investments	9.20%
C000247129 | Apple8201554
Holdings [Line Items]
Percent of Total Investments	8.40%
C000247129 | Amazon.com8201551
Holdings [Line Items]
Percent of Total Investments	5.40%
C000247129 | Alphabet8201548
Holdings [Line Items]
Percent of Total Investments	5.00%
C000247129 | Meta Platforms8201599
Holdings [Line Items]
Percent of Total Investments	4.40%
C000247129 | Advanced Micro Devices8201546
Holdings [Line Items]
Percent of Total Investments	3.30%
C000247129 | Eli Lilly8201582
Holdings [Line Items]
Percent of Total Investments	3.20%
C000247129 | Old Dominion Freight Line8201613
Holdings [Line Items]
Percent of Total Investments	3.10%
C000247129 | Costco Wholesale8201571
Holdings [Line Items]
Percent of Total Investments	2.90%
C000247129 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000247129 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000247129 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000247129 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000247129 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000247129 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000247129 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000247129 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	42.10%